Labor obligations - Amounts recognized in statement of income and other comprehensive income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 MXN ($)
Remeasurement on the net defined benefit liability:
Components of defined benefit costs recognized in other comprehensive income (loss)	$ (1,230)	$ (24,173)	$ 4,199	$ (3,533)
Present value of defined benefit obligations	$ 4,065		127,479	111,921	$ 79,905
Defined benefit plan
Service cost:
Current service cost		7,467	7,995	7,629
Interest cost		7,677	7,672	6,664
Components of defined benefit costs recognized in profit and loss		15,144	15,667	14,293
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		(10,131)		(5,815)
Actuarial gains and losses arising from experience adjustments		(14,042)	4,199	2,282
Components of defined benefit costs recognized in other comprehensive income (loss)		(24,173)	4,199	(3,533)
Total		$ (9,029)	19,866	10,760
Present value of defined benefit obligations			$ 127,479	$ 111,921	$ 79,905